Schedule of Loans from Related Parties (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Less: unamortized discount	$ (2,479,023)
Long-term loan from related parties		$ 110,000
Notes Payable [Member] | Related Party 1 [Member]
Related Party Transaction [Line Items]
Loans from related parties, before conversion	350,000
Less: Conversion	(240,000)
Loans from related parties, gross	110,000
Notes Payable [Member] | Related Party 2 [Member]
Related Party Transaction [Line Items]
Loans from related parties, gross	13,473
Notes Payable [Member] | Related Party 3 [Member]
Related Party Transaction [Line Items]
Loans from related parties, gross	50
Notes Payable [Member] | Related Parties [Member]
Related Party Transaction [Line Items]
Loans from related parties, gross	123,523
Less: unamortized discount	0
Total	123,523
Long-term loan from related parties	0
Short-term loan from related parties – continuing operations	123,473
Short-term loan from related parties – discontinued operations	$ 50